NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE [Abstract]
NET INCOME PER SHARE

(13) NET INCOME PER SHARE

Potentially dilutive securities that could dilute basic net income per share include stock options and performance units granted to employees, directors and non-employees and stock warrants granted to non-employees.

Basic and diluted net income/(loss) per share has been calculated as follows:

	For the year ended December 31,
	2011	2012	2013
Net income/(loss) attributable to eLong, Inc.	39,270,319	471,278	(167,730,074)
Denominator for basic net income/(loss) per share:
Weighted average number of shares outstanding	60,455,723	68,833,132	69,454,746
Dilutive effect of stock options	1,528,097	478,827	-
Dilutive effect of performance units	314,211	130,579	-
Dilutive effect of warrants	110	42	-
Denominator for diluted net income/(loss) per share:	62,298,141	69,442,580	69,454,746
Basic net income/(loss) per share	0.65	0.01	(2.41)
Diluted net income/(loss) per share	0.63	0.01	(2.41)